Inventories	3 Months Ended
Mar. 31, 2023
Inventories
Inventories
Note 5. Inventories
A summary of inventories is as follows at December 31 (in thousands):
	December 31, 2022	December 31, 2021
Raw materials	$41,265	19,853
Work-in-progress	1,962	1,122
Finished goods	16,743	15,268
Total inventories	$59,970	$36,243
Work-in-progress represents inventory items in intermediate stages of production by third party manufacturers. For the years ended December 31, 2022, 2021 and 2020, net realizable value inventory adjustments and excess and obsolete inventory charges were $0.8 million, $0.9 million and $7.1 million, respectively, and were recognized in cost of product revenue.